UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. Report to Shareholders.

Annual Report
June 30, 2019
SSGA Master Trust
Blackstone / GSO Senior Loan Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan 6.15% 10/10/2025	2.0%
CenturyLink, Inc. Senior Secured 2017 Term Loan B 5.15% 1/31/2025	1.8
Univision Communications, Inc. Senior Secured Term Loan C5 5.15% 3/15/2024	1.7
Bass Pro Group LLC Senior Secured Term Loan B 7.40% 9/25/2024	1.6
Almonde, Inc. Senior Secured USD 1st Lien Term Loan 5.90% 6/13/2024	1.4
TOTAL	8.5%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Software	11.8%
Health Care Providers & Services	10.0
Media	9.5
Commercial Services & Supplies	9.3
Hotels, Restaurants & Leisure	4.6
Insurance	4.4
Pharmaceuticals	4.2
Specialty Retail	3.0
Computer Services	3.0
Diversified Telecommunication Services	2.1
Auto Components	2.0
Containers & Packaging	1.9
Diversified Financial Services	1.9
IT Services	1.8
Chemicals	1.7
Aerospace & Defense	1.5
Telecom Services	1.5
Retail-Restaurants	1.4
Electronic Equipment, Instruments & Components	1.3
Machinery-Construction & Mining	1.3
Diversified Operations	1.3
Machinery	1.2
Construction Materials	1.1
Advertising Services	1.0
Health Care Technology	0.9
Interactive Media & Services	0.9
Capital Markets	0.9
Recycling	0.9
Health Care Equipment & Supplies	0.9
Life Sciences Tools & Services	0.7
See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Construction & Engineering	0.7%
	Entertainment	0.7
	Food Products	0.6
	Electric Utilities	0.6
	Distributors	0.5
	Pollution Control	0.5
	Internet & Catalog Retail	0.5
	Oil, Gas & Consumable Fuels	0.5
	Pipelines	0.5
	Food & Beverage	0.5
	Multiline Retail	0.4
	Professional Services	0.3
	Financial Services	0.3
	Semiconductor Equipment	0.3
	Metals & Mining	0.3
	Paper&Related Products	0.3
	Thrifts & Mortgage Finance	0.3
	Retail-Petroleum Product	0.3
	Household Products	0.2
	Leisure Equipment & Products	0.2
	Hand/Machine Tools and Related Products	0.2
	Energy Equipment & Services	0.1
	Building Products	0.1
	Electrical Equipment	0.1
	Food & Staples Retailing	0.1
	Telecommunication Equip	0.1
	Diagnostic Equipment	0.1
	Distribution/Wholesale	0.1
	Electric-Generation	0.1
	Diversified Consumer Services	0.0 *
	Oil-Field Services	0.0 *
	Air Freight & Logistics	0.0 *
	Short-Term Investment	3.3
	Liabilities in Excess of Other Assets	(0.8)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Portfolio's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.0% (a)
ADVERTISING SERVICES — 1.0%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 8/15/2025	$ 7,393,921	$ 7,393,957
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 11/8/2024	14,015,105	14,001,511
		21,395,468
AEROSPACE & DEFENSE — 1.1%
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 3 Month USD LIBOR + 2.50%, 4.83%, 5/30/2025	17,103,508	16,738,263
Senior Secured 2018 Term Loan F, 3 Month USD LIBOR + 2.50%, 4.83%, 6/9/2023	8,006,567	7,872,737
		24,611,000
AIR FREIGHT & LOGISTICS — 0.0% (b)
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.88%, 2/24/2025	936,508	939,102
AUTO COMPONENTS — 1.6%
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 4/30/2026	22,000,000	21,869,430
USI, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.00%, 5.33%, 5/16/2024	14,508,306	14,170,189
		36,039,619
BUILDING PRODUCTS — 0.1%
AZEK Co. LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.75%, 5.93%, 5/5/2024	1,974,747	1,945,126
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.33%, 2/29/2024	$ 653,723	$ 652,703
		2,597,829
CAPITAL MARKETS — 0.9%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 4.00%, 6.20%, 12/3/2022	3,789,420	3,801,281
Deerfield Dakota Holdings, LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 2/13/2025	17,503,251	17,009,396
		20,810,677
CHEMICALS — 1.7%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.33%, 1/31/2024	3,871,416	3,796,892
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 11/21/2024	1,061,802	1,067,445
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.82%, 8/1/2025	9,875,126	9,801,062
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.67%, 10/1/2025	20,321,352	20,054,635
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.98%, 10/28/2024	3,447,009	3,408,230
		38,128,264
COMMERCIAL SERVICES & SUPPLIES — 8.0%
Allied Universal Holdco LLC:
Senior Secured 2019 Delayed Draw Term Loan, 6.65%, 6/26/2026	1,981,982	1,977,027
Senior Secured 2019 Term Loan B, 6.15%, 6/26/2026	20,018,018	19,967,973
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 10/19/2023	$ 4,603,564	$ 4,601,653
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.33%, 4/1/2024	4,253,588	4,072,811
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.90%, 8/4/2025	12,446,519	12,647,531
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.40%, 8/4/2022	6,452,316	6,445,380
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.40%, 11/3/2023	29,670,889	29,647,004
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.40%, 11/3/2024	18,506,300	18,492,143
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.41%, 2/9/2026	3,787,975	3,810,703
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 10/24/2025	4,070,455	4,024,662
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 5/20/2024	4,346,650	4,348,280
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 7/27/2023	2,992,328	2,994,198
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 5/30/2025	9,638,966	9,498,719
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 2/21/2025	4,842,113	4,831,726
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.83%, 3/13/2025	4,998,581	4,928,601
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 2/27/2025	$ 7,418,683	$ 7,358,406
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.32%, 12/4/2024	2,817,974	2,781,862
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 5/2/2022	1,321,170	1,313,798
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.41%, 1/29/2025	900,650	884,889
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.73%, 12/31/2022	152,027	127,608
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.83%, 7/30/2025	5,550,303	5,524,882
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 3/19/2026	1,660,333	1,666,567
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.90%, 8/27/2025	21,710,937	21,768,689
VT Topco, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 8/1/2025	3,416,047	3,414,970
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 8/1/2025	708,093	707,870
		177,837,952
COMPUTER SERVICES — 2.4%
Carbonite, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 3/26/2026	4,000,000	4,014,160
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.40%, 1/4/2026	23,215,606	22,141,884
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Dell International LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.41%, 9/7/2023	$ 974,760	$ 970,905
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.15%, 7/12/2025	16,115,242	15,933,946
Perforce Software, Inc. Senior Secured Term Loan B, 4.50%, 7/1/2026	10,080,645	10,080,645
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/1/2024	997,456	994,962
		54,136,502
CONSTRUCTION & ENGINEERING — 0.6%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.45%, 1/22/2023	4,911,839	4,870,383
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	3,333,042	3,351,490
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.40%, 7/31/2025	1,989,802	1,988,558
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.91%, 3/23/2025	3,513,639	3,522,740
		13,733,171
CONSTRUCTION MATERIALS — 1.1%
ERM Emerald US, Inc. Senior Secured USD Term Loan, 3.75%, 6/26/2026	5,154,639	5,167,526
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 11/15/2023	15,000,000	14,760,450
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Tamko Building Products, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 5.58%, 4/23/2026	$ 4,477,612	$ 4,471,903
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00%, 6.59%, 9/27/2024	874,762	867,261
		25,267,140
CONTAINERS & PACKAGING — 1.9%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.44%, 11/7/2025	4,584,022	4,460,506
Berry Global, Inc. Senior Secured USD Term Loan U, 2.50%, 5/15/2026	20,297,872	20,183,697
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 5/16/2024	5,397,727	5,390,305
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/5/2023	5,121,293	5,090,667
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.65%, 10/17/2024	7,613,572	7,228,173
		42,353,348
DIAGNOSTIC EQUIPMENT — 0.1%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.66%, 10/1/2024	1,836,752	1,758,690
DISTRIBUTION/WHOLESALE — 0.0% (b)
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 7/1/2024	951,203	951,503
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.4%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.08%, 5/2/2023	$ 5,454,660	$ 5,439,333
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.85%, 11/14/2022	2,481,013	2,436,044
		7,875,377
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.35%, 11/29/2024	175,922	173,247
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.64%, 7/21/2025	6,977,516	6,965,061
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.14%, 7/20/2026	769,231	775,000
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.33%, 5/23/2025	2,207,432	2,192,532
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.47%, 12/9/2022	3,203,463	3,187,462
Millennium Trust Co. LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.40%, 2/26/2026	6,100,096	6,013,658
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 4/29/2026	292,299	292,116
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.16%, 5/18/2025	22,138,365	21,455,728
		40,881,557
DIVERSIFIED OPERATIONS — 1.3%
Travelport Finance (Luxembourg) S.a.r.l.:
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Senior Secured 2019 2nd Lien Term Loan, 1 Month USD LIBOR + 9.00%, 11.54%, 3/31/2027	$ 15,000,000	$ 14,475,000
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.54%, 5/29/2026	15,000,000	14,151,525
		28,626,525
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 1/31/2025	40,734,021	39,862,924
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.41%, 10/4/2023	6,467,540	6,203,761
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.83%, 11/17/2023	954,402	945,259
		47,011,944
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.83%, 12/2/2024	2,293,102	2,290,236
ELECTRIC-GENERATION — 0.1%
1199169 B.C. ULC Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	1,791,958	1,801,876
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 7/26/2024	9,559,246	9,517,424
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/12/2025	15,678,598	15,423,821
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.94%, 9/28/2024	$ 1,399,601	$ 1,389,986
		26,331,231
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.08%, 10/31/2024	2,262,857	2,260,639
ENTERTAINMENT — 0.3%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.23%, 4/22/2026	997,500	996,442
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.25%, 4.65%, 2/28/2025	536,335	528,317
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/29/2026	5,105,263	5,119,609
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.41%, 4/17/2026	791,557	793,286
		7,437,654
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.64%, 10/31/2025	4,030,839	3,975,416
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 2.75%, 5.08%, 6/16/2023	2,976,107	2,963,086
		6,938,502
FOOD & STAPLES RETAILING — 0.1%
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 5/1/2025	2,349,684	2,342,341
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.6%
Chobani LLC Senior Secured 2017 Term Loan B, 3.50%, 10/10/2023	$ 5,984,667	$ 5,898,637
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 4/6/2024	6,596,342	6,454,092
		12,352,729
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.15%, 2/28/2021	3,999,468	3,879,483
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 11.90%, 6/7/2021	17,069,077	16,428,987
		20,308,470
HEALTH CARE PROVIDERS & SERVICES — 8.5%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 4/30/2025	2,333,220	2,303,471
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.65%, 3/14/2025	16,951,314	15,980,851
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.64%, 4/28/2022	2,559,181	2,417,518
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 7.03%, 2/11/2026	21,945,000	21,931,284
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 2/27/2026	1,534,615	1,539,603
Catalent Pharma Solutions, Inc. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.25%, 4.65%, 5/18/2026	1,152,955	1,154,396
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.83%, 8/15/2024	1,652,942	1,644,677
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 6/7/2023	$ 2,168,440	$ 2,160,493
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 10/10/2025	49,885,315	44,210,860
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.58%, 6/28/2024	3,626,471	3,563,008
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 4/30/2025	9,866,933	9,373,636
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.08%, 6/7/2023	11,254,906	10,790,641
Ortho-Clinical Diagnostics SA. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.68%, 6/30/2025	15,920,399	15,340,021
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 6.92%, 3/5/2026	11,464,968	11,432,006
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.90%, 11/17/2025	6,310,944	6,284,439
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/15/2022	4,961,929	4,901,468
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 9/2/2024	6,886,038	6,667,957
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/6/2024	27,297,067	24,243,207
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 6/23/2024	$ 2,025,316	$ 1,988,182
		187,927,718
HEALTH CARE TECHNOLOGY — 0.9%
Agiliti Health, Inc Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/4/2026	2,702,703	2,699,324
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/1/2024	15,747,587	15,653,180
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 10/23/2023	2,503,884	2,504,047
		20,856,551
HOTELS, RESTAURANTS & LEISURE — 4.6%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.65%, 2/16/2024	838,435	833,547
Alterra Mountain Company. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.40%, 7/31/2024	2,101,266	2,097,001
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 4/5/2024	6,755,874	6,671,425
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 12/22/2024	10,972,152	10,799,560
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 2/14/2021	12,412,615	12,342,794
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 2/1/2024	25,346,487	24,864,904
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.14%, 10/4/2023	$ 11,864,621	$ 11,783,764
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 4.15%, 6/22/2026	2,965,218	2,970,273
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	25,639,277	25,284,942
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.40%, 3/31/2024	3,966,992	3,963,084
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.38%, 1/25/2024	722,650	725,057
		102,336,351
HOUSEHOLD PRODUCTS — 0.2%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 7.83%, 12/19/2025	3,445,373	3,410,919
INSURANCE — 3.3%
Acrisure LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 11/22/2023	4,171,348	4,147,009
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 5/9/2025	11,435,746	11,136,815
Alliant Holdings Intermediate LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 5/9/2025	10,588,235	10,464,724
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 1/25/2024	992,366	986,784
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 10/22/2024	$ 8,136,139	$ 8,070,033
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 11/8/2023	1,398,335	1,396,804
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.59%, 4/25/2025	22,542,307	22,018,423
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 5.94%, 12/20/2024	1,476,270	1,475,856
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 1/8/2024	7,715,122	7,514,992
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 12/31/2025	5,237,211	5,173,134
		72,384,574
INTERACTIVE MEDIA & SERVICES — 0.9%
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.53%, 11/21/2024	8,891,603	8,645,484
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.67%, 1/20/2024	11,740,850	11,728,639
		20,374,123
INTERNET & CATALOG RETAIL — 0.5%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 8/18/2023	11,020,198	10,756,705
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
IT SERVICES — 1.7%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.19%, 2/27/2025	$ 5,712,893	$ 5,693,269
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.40%, 10/31/2025	7,652,788	7,614,524
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.40%, 10/31/2024	7,529,109	7,512,659
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.34%, 2/2/2024	874,625	873,169
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 2/1/2023	9,721,978	9,536,628
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.16%, 10/10/2025	5,452,055	5,385,049
		36,615,298
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/30/2024	4,210,883	4,149,467
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 8/18/2022	720,435	717,326
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 9/27/2024	11,124,024	10,683,068
		15,549,861
MACHINERY — 1.2%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 2/1/2022	582,392	561,526
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.58%, 7/19/2024	$ 4,925,000	$ 4,801,875
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 8/5/2024	2,934,924	2,879,894
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.40%, 5/31/2025	4,962,406	4,785,620
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.14%, 3/7/2025	7,031,059	6,787,925
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 3/28/2025	7,682,650	7,355,062
		27,171,902
MACHINERY-CONSTRUCTION & MINING — 0.9%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 8/1/2025	7,488,684	7,488,160
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.15%, 8/3/2026	2,279,705	2,312,841
Senior Secured 2019 Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 3.50%, 8/1/2025	4,220,211	4,220,211
Vertiv Group Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.33%, 11/30/2023	6,000,000	5,715,000
		19,736,212
MEDIA — 6.1%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.14%, 1/31/2026	2,394,771	2,280,277
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 11/18/2024	$ 3,185,097	$ 3,186,435
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.64%, 7/17/2025	1,000,000	985,700
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.39%, 4/15/2027	3,571,429	3,581,250
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.08%, 11/29/2024	6,798,611	6,594,653
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 9/13/2024	16,672,780	16,408,099
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 2.75%, 6/20/2026	29,689,441	29,615,218
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 2/1/2024	20,777,228	20,334,466
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.15%, 3/15/2024	39,591,271	37,763,342
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.89%, 1/15/2026	371,485	370,556
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.89%, 4/15/2025	15,552,716	15,261,102
		136,381,098
METALS & MINING — 0.3%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.15%, 2/27/2023	5,008,389	5,020,909
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.94%, 7/31/2022	$ 1,258,573	$ 1,255,232
		6,276,141
MULTILINE RETAIL — 0.4%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 12/13/2023	9,898,542	9,601,586
OIL, GAS & CONSUMABLE FUELS — 0.5%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.65%, 6/24/2024	1,795,281	1,709,449
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.33%, 2/7/2025	10,106,518	9,952,798
		11,662,247
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 9/20/2024	834,011	832,968
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.69%, 6/29/2025	6,768,705	6,441,134
PHARMACEUTICALS — 3.1%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.94%, 5/4/2025	1,700,168	1,692,381
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.69%, 4/29/2024	25,831,063	24,324,337
Horizon Pharma, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.94%, 5/22/2026	2,383,308	2,384,058
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/14/2025	$ 10,159,523	$ 9,835,689
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/14/2025	2,179,605	2,110,117
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.41%, 6/2/2025	29,471,859	29,493,374
		69,839,956
PIPELINES — 0.5%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.40%, 5/22/2026	10,306,122	10,269,639
POLLUTION CONTROL — 0.5%
Core & Main L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 8/1/2024	4,275,681	4,272,346
EnergySolutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.08%, 5/9/2025	6,363,069	6,108,546
		10,380,892
PROFESSIONAL SERVICES — 0.3%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.83%, 7/25/2022	9,255,211	7,369,508
RECYCLING — 0.5%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 3/6/2025	6,036,068	6,010,928
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/6/2026	4,731,504	4,728,547
		10,739,475
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.9%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 6/27/2025	$ 9,054,214	$ 8,796,758
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.65%, 4/7/2025	5,527,344	5,534,253
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 3/14/2025	2,357,639	2,334,652
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 1/31/2025	2,179,557	2,158,851
		18,824,514
SEMICONDUCTOR EQUIPMENT — 0.3%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.90%, 6/21/2024	765,786	752,148
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.90%, 6/21/2024	5,171,545	5,079,439
		5,831,587
SOFTWARE — 11.1%
Acrisure LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	15,212,670	15,171,519
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 6/13/2024	31,882,655	31,121,138
AutoData, Inc. Senior Secured 2019 Term Loan B, 6.02%, 6/1/2026	5,206,612	5,191,408
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Banff Merger Sub Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 6.58%, 10/2/2025	$ 16,456,561	$ 15,613,162
Compuware Corp. Senior Secured 2018 Term Loan B, 4.00%, 8/22/2025	3,521,127	3,521,127
Cypress Intermediate Holdings III, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.16%, 4/26/2024	3,489,377	3,450,994
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 7.40%, 2/6/2026	27,837,838	27,881,404
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 8/22/2025	2,737,000	2,735,974
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 6/1/2022	4,663,417	4,640,100
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.91%, 2/26/2025	1,491,215	1,488,889
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/1/2025	4,092,114	4,088,697
Help/Systems Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 3/28/2025	2,765,545	2,748,260
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.40%, 7/7/2025	2,853,801	2,874,020
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.25%, 5.65%, 7/1/2024	4,537,516	4,513,422
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.41%, 1/12/2026	1,409,091	1,404,251
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.16%, 1/11/2027	2,441,176	2,410,662
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/5/2022	$ 1,922,398	$ 1,926,407
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.58%, 11/1/2023	15,609,479	15,594,884
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 9/30/2024	19,457,789	19,460,805
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 11/29/2024	11,074,538	10,597,945
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.65%, 12/1/2025	8,285,862	8,047,643
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 9/5/2025	3,468,174	3,406,614
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	7,298,246	7,097,545
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/9/2024	2,336,988	2,326,273
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.83%, 5/16/2025	2,564,518	2,529,897
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.83%, 5/16/2026	11,186,275	11,039,511
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.65%, 11/20/2026	14,000,000	13,510,000
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 2/5/2024	6,709,486	6,685,701
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Solera, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/3/2023	$ 2,755,248	$ 2,738,468
SonicWALL US Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 5/16/2025	8,669,500	8,105,983
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.58%, 9/30/2022	1,281,528	1,279,445
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.90%, 8/16/2024	3,257,077	3,250,970
		246,453,118
SPECIALTY RETAIL — 3.0%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.40%, 9/25/2024	36,576,089	35,013,924
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 2.50%, 4.91%, 8/19/2022	385,938	384,077
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.83%, 1/26/2023	8,028,452	6,252,157
PetSmart, Inc. Senior Secured Consenting Term Loan, 1 Month USD LIBOR + 3.00%, 5.42%, 3/11/2022	24,647,360	24,058,165
		65,708,323
TELECOM SERVICES — 0.6%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.65%, 12/15/2024	12,878,792	12,347,542
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.94%, 11/30/2025	$ 2,431,444	$ 2,330,138
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.83%, 11/1/2024	7,164,827	7,043,025
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,842,260,595)		1,822,645,698
CORPORATE BONDS & NOTES — 15.5%
AEROSPACE & DEFENSE — 0.4%
TransDigm, Inc. 6.25%, 3/15/2026 (c)	7,500,000	7,858,350
AUTO PARTS & EQUIPMENT — 0.4%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (c)	7,913,000	8,223,111
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 6.75%, 6/1/2027 (c)	824,000	871,438
COMMERCIAL SERVICES — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (c) (d)	8,000,000	8,067,280
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.75%, 4/15/2026 (c)	18,438,000	19,055,673
9.25%, 5/15/2023 (c)	753,000	790,680
Service Corp. International 5.13%, 6/1/2029	1,350,000	1,422,441
		29,336,074
COMPUTERS — 0.7%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	1,122,000	973,257
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (c)	13,500,000	13,906,890
		14,880,147
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
IAA, Inc. 5.50%, 6/15/2027 (c)	$ 2,353,000	$ 2,447,332
ELECTRIC — 0.6%
NRG Energy, Inc. 5.25%, 6/15/2029 (c)	1,250,000	1,334,325
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	12,544,000	13,024,184
		14,358,509
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027 (c)	1,900,000	2,053,843
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (c)	250,000	267,775
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	7,000,000	6,479,760
5.88%, 11/15/2026	1,000,000	900,440
Cedar Fair L.P. 5.25%, 7/15/2029 (c)	1,810,000	1,850,363
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	5,000,000	5,048,750
		14,279,313
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc.:
7.00%, 6/1/2026 (c)	4,394,000	4,491,063
8.50%, 5/1/2027 (c)	3,830,000	4,118,246
		8,609,309
FOOD — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	12,024,000	12,133,899
HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (c)	4,450,000	3,995,878
HEALTH CARE PRODUCTS — 0.3%
Avantor, Inc. 9.00%, 10/1/2025 (c)	5,000,000	5,568,500
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	$ 727,000	$ 745,182
		6,313,682
HEALTH CARE SERVICES — 1.2%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	17,000,000	15,930,020
Tenet Healthcare Corp.:
6.25%, 2/1/2027 (c)	5,000,000	5,171,500
6.75%, 6/15/2023	2,727,000	2,741,753
8.13%, 4/1/2022	2,000,000	2,096,840
		25,940,113
INSURANCE — 1.1%
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (c)	4,773,000	4,799,204
HUB International, Ltd. 7.00%, 5/1/2026 (c)	13,964,000	14,157,541
USI, Inc. 6.88%, 5/1/2025 (c)	5,000,000	4,950,950
		23,907,695
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	708,096
MACHINERY, CONSTRUCTION & MINING — 0.4%
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	8,906,000	8,548,335
MACHINERY-DIVERSIFIED — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (c)	2,499,000	2,258,146
MEDIA — 3.4%
CSC Holdings LLC:
5.38%, 2/1/2028 (c)	1,000,000	1,038,330
7.50%, 4/1/2028 (c)	13,887,000	15,279,588
Entercom Media Corp. 6.50%, 5/1/2027 (c)	1,200,000	1,247,940
iHeartCommunications, Inc.:
6.38%, 5/1/2026	24,997,980	26,523,107
6.58%, 5/1/2026	9,999,998	10,024,248
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (c) (d)	5,660,000	5,813,160
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	$ 6,000,000	$ 6,161,400
Univision Communications, Inc. 5.13%, 5/15/2023 (c)	5,000,000	4,885,500
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (c)	4,218,000	4,280,806
		75,254,079
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	320,000	338,023
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (c)	1,478,000	1,338,063
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (c)	1,688,000	1,573,452
		3,249,538
PHARMACEUTICALS — 1.1%
Bausch Health Cos., Inc.:
7.00%, 1/15/2028 (c)	2,273,000	2,354,487
9.00%, 12/15/2025 (c)	3,000,000	3,354,120
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	7,998,000	8,376,705
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	10,000,000	9,819,500
		23,904,812
RETAIL — 0.8%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,162,350
eG Global Finance PLC 6.75%, 2/7/2025 (c)	7,042,000	6,987,072
IRB Holding Corp. 6.75%, 2/15/2026 (c)	8,000,000	8,020,480
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	2,500,000	2,422,425
		18,592,327
SOFTWARE — 0.7%
CDK Global, Inc. 5.25%, 5/15/2029 (c)	3,692,000	3,818,414
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (c)	5,000,000	5,073,050
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Infor US, Inc. 6.50%, 5/15/2022	$ 1,000,000	$ 1,017,700
IQVIA, Inc. 5.00%, 5/15/2027 (c)	6,000,000	6,189,600
		16,098,764
TELECOMMUNICATIONS — 0.9%
Sprint Communications, Inc. 6.00%, 11/15/2022	20,000,000	20,850,200
TOTAL CORPORATE BONDS & NOTES (Cost $340,716,570)		344,940,765
	Shares
SHORT-TERM INVESTMENT — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $72,656,687)	72,656,687	72,656,687
TOTAL INVESTMENTS — 100.8% (Cost $2,255,633,852)		2,240,243,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(17,098,233)
NET ASSETS — 100.0%		$ 2,223,144,917
(a)	The rate shown represents the rate at June 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

At June 30, 2019, the Portfolio had unfunded loan commitments of $1,196,533, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	221,372	210,305	(11,067)
Pearl Intermediate Parent LLC	826,854	800,498	(26,356)
VT Topco, Inc.	148,307	148,260	(47)
			$(37,470)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 344,940,765	$—	$ 344,940,765
Senior Floating Rate Loans	—	1,822,645,698	—	1,822,645,698
Short-Term Investment	72,656,687	—	—	72,656,687
TOTAL INVESTMENTS	$72,656,687	$2,167,586,463	$—	$2,240,243,150
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments(a)	—	(37,470)	—	(37,470)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (37,470)	$—	$ (37,470)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$2,283,969,996	$2,407,986,427	$—	$—	72,656,687	$72,656,687	$4,228,570
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$2,167,586,463
Investments in affiliated issuers, at value	72,656,687
Total Investments	2,240,243,150
Cash	23,918,780
Receivable for investments sold	230,718,579
Dividends receivable — affiliated issuers	205,266
Interest receivable — unaffiliated issuers	7,879,465
Other Receivable	610,868
TOTAL ASSETS	2,503,576,108
LIABILITIES
Payable for investments purchased	279,832,955
Unrealized depreciation on unfunded loan commitments	37,470
Advisory fee payable	554,194
Trustees’ fees and expenses payable	5,488
Accrued expenses and other liabilities	1,084
TOTAL LIABILITIES	280,431,191
NET ASSETS	$2,223,144,917
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,182,977,165
Investments in affiliated issuers	72,656,687
Total cost of investments	$2,255,633,852
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2019

Blackstone / GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$161,844,668
Dividend income — affiliated issuers	4,228,570
TOTAL INVESTMENT INCOME (LOSS)	166,073,238
EXPENSES
Advisory fee	8,273,531
Trustees’ fees and expenses	52,005
TOTAL EXPENSES	8,325,536
NET INVESTMENT INCOME (LOSS)	157,747,702
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(68,985,053)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(7,554,409)
Unfunded loan commitments	(156,027)
Net change in unrealized appreciation/depreciation	(7,710,436)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(76,695,489)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 81,052,213
See accompanying notes to financial statements.

SSGA MASTER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 157,747,702	$ 112,665,248
Net realized gain (loss)	(68,985,053)	(11,863,247)
Net change in unrealized appreciation/depreciation	(7,710,436)	(16,510,979)
Net increase (decrease) in net assets resulting from operations	81,052,213	84,291,022
CAPITAL TRANSACTIONS
Contributions	780,016,463	1,509,849,498
Withdrawals	(1,834,202,148)	(225,415,777)
Other Capital	5,615,430	850,599
Net increase (decrease) in net assets from capital transactions	(1,048,570,255)	1,285,284,320
Net increase (decrease) in net assets during the period	(967,518,042)	1,369,575,342
Net assets at beginning of period	3,190,662,959	1,821,087,617
NET ASSETS AT END OF PERIOD	$ 2,223,144,917	$3,190,662,959
See accompanying notes to financial statements.

SSGA MASTER TRUST
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Total return	4.10%	4.43%	6.19%	(0.20)%	2.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,223,145	$3,190,663	$1,821,088	$802,489	$672,264
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income (loss)	5.72%	4.70%	4.31%	4.54%	4.49%
Portfolio turnover rate	124%	90%	68%	88%	65%
See accompanying notes to financial statements.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of one (1) series, which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”).
The Portfolio is classified as a diversified investment company under the 1940 Act.
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

“Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Expenses which are directly identifiable to the Portfolio are applied to the Portfolio within the Trust.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

3.    Securities and Other Investments
Loan Agreements
The Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, facilities furnished, and expenses borne by the Adviser, the Portfolio pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Portfolio’s average daily net assets as shown in the following table:
Annual Rate
Blackstone / GSO Senior Loan Portfolio	0.30%
The Adviser pays all the expenses of the Portfolio other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees' counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Portfolio from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
Blackstone / GSO Senior Loan Portfolio	$3,243,539,566	$4,164,867,456
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,264,569,843	$13,396,321	$37,723,014	$(24,326,693)
8.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Portfolio has exclusive access to $300 million of the total credit facility. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
9.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of Blackstone / GSO Senior Loan Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), including the schedule of investments, as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019

SSGA MASTER TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
Annualized Expense Ratio	0.30%
Actual:
Ending Account Value	$1,029.50
Expenses Paid During Period(a)	1.51
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.30
Expenses Paid During Period(a)	1.51
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Portfolio's website www.spdrs.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio’s website at www.spdrs.com.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreements
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to continue the separate Investment Advisory Agreement (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to: (1) the SPDR Blackstone / GSO Senior Loan ETF, a series of SSGA Active Trust, and (2) the Blackstone / GSO Senior Loan Portfolio, a series of SSGA Master Trust (together with the SPDR Blackstone / GSO Senior Loan ETF, the “Funds”). The Trustees who are not “interested persons” of each Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR Blackstone / GSO Senior Loan ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds, as well as with master-feeder structures. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and master-feeder structures, and in overseeing third-party sub-advisers.
Investment Performance
SPDR Blackstone / GSO Senior Loan ETF. The Board then reviewed the Funds’ performance. The Board compared the SPDR Blackstone / GSO Senior Loan ETF’s (the feeder fund) investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that although the Fund underperformed the median of its Performance Group for the 4- and 5-year periods, it outperformed the median of its Performance Group for the 1-, 2- and 3-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the SPDR

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Blackstone / GSO Senior Loan ETF in connection with the master-feeder structure. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of the SPDR GSO / Blackstone Senior Loan ETF had been satisfactory; (c) the Adviser’s unitary fee for the SPDR GSO / Blackstone Senior Loan ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.
Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

At in-person meetings held prior to June 30, 2019, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately to consider the GSO / Blackstone Sub-Advisory Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the GSO / Blackstone Sub-Advisory Agreements, the Board requested, and GSO / Blackstone and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.
The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trusts.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreement for each GSO / Blackstone Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to GSO / Blackstone adequately shared the economies

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.
TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Master Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Master Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Master Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SSGA Master Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University of
					Notre Dame (Trustee).
SANDRA G. SPONEM c/o SSGA Master Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	128	Guggenheim /Rydex Funds (Trustee).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.

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SSGA Master Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SSGA Master Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained GSO Capital Partners as the sub-adviser.
GSO Capital Partners is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation -All Rights Reserved
SPDRGSOAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $24,919 and $39,987, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $12,985 and $85,705, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2019 and June 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2019 (in millions)		FY 2018 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$14.8		$15.4
Tax Fees	$5.3		$7.8
All Other Fees	$16.2		$16.2

(1)	Information is for the calendar years 2018 and 2017, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for the series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2019